UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |X| is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York           May 21, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $551,535
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number         Name

1          28-10358                     KING STREET CAPITAL, LTD.

2          28-10355                     BRIAN J. HIGGINS*

3          28-10357                     O. FRANCIS BIONDI, JR.*

4          28-10701                     KING STREET CAPITAL, L.P.


* These reporting persons exercise investment discretion indirectly through their control positions in King Street Capital Management, LLC.


                                                    FORM 13F INFORMATION TABLE

                                              King Street Capital Management, L.L.C.
                                                         December 31, 2003



COLUMN 1                  COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
---------------           --------------   -----------   ---------     -------------------  ----------- --------- -----------------
                                                        VALUE         SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP        (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
---------------            --------------   ----------- ---------     -------------------  ----------- --------- ------------------
AK STL HLDG CORP          COM              001547108      1,734         340,000  SH         Defined    1, 2, 3          X
AK STL HLDG CORP          COM              001547108        816         160,000  SH         Defined    2, 3, 4          X
ALTRIA GROUP INC          CALL             02209S903     14,802         272,000      CALL   Defined    1, 2, 3          X
ALTRIA GROUP INC          CALL             02209S903      6,966         128,000      CALL   Defined    2, 3, 4          X
ARCH WIRELESS INC         CL A             039392709      3,874         195,650  SH         Defined    1, 2, 3          X
ARCH WIRELESS INC         CL A             039392709      2,086         105,350  SH         Defined    2, 3, 4          X
CHENIERE ENERGY INC       COM NEW          16411R208        248          21,216  SH         Defined    1, 2, 3          X
CHENIERE ENERGY INC       COM NEW          16411R208        117           9,984  SH         Defined    2, 3, 4          X
CNA FINL CORP             PUT              126117950        576          23,900      PUT    Defined    1, 2, 3          X
CNA FINL CORP             PUT              126117950        272          11,300      PUT    Defined    2, 3, 4          X
DOBSON COMMUNICATIONS
CORP                      CL A             256069105      2,233         339,909  SH         Defined    1, 2, 3          X
DOBSON COMMUNICATIONS
CORP                      CL A             256069105      1,052         160,091  SH         Defined    2, 3, 4          X
DURBAN ROODEPOORT
DEEP LTD                  SPONSORED ADR    266597301      4,203       1,326,000  SH         Defined    1, 2, 3          X
DURBAN ROODEPOORT
DEEP LTD                  SPONSORED ADR    266597301      1,978         624,000  SH         Defined    2, 3, 4          X
EL PASO CORP              COM              28336L109         64           7,800  SH         Defined    1, 2, 3          X
EL PASO CORP              COM              28336L109         34           4,200  SH         Defined    2, 3, 4          X
FIRSTENERGY CORP          COM              337932107      3,590         102,000  SH         Defined    1, 2, 3          X
FIRSTENERGY CORP          COM              337932107      1,690          48,000  SH         Defined    2, 3, 4          X
HCA INC                   PUT              404119959     14,606         340,000      PUT    Defined    1, 2, 3          X
HCA INC                   PUT              404119959      6,874         160,000      PUT    Defined    2, 3, 4          X
KINDRED HEALTHCARE INC    *W EXP 04/20/200 494580129      5,609         254,388  WTS        Defined    1, 2, 3          X
KINDRED HEALTHCARE INC    *W EXP 04/20/200 494580129      2,640         119,712  WTS        Defined    2, 3, 4          X
MASSEY ENERGY CORP        COM              576206106      9,901         476,000  SH         Defined    1, 2, 3          X
MASSEY ENERGY CORP        COM              576206106      4,659         224,000  SH         Defined    2, 3, 4          X
MCDERMOTT INTL INC        COM              580037109     14,704        ,230,460  SH         Defined    1, 2, 3          X
MCDERMOTT INTL INC        COM              580037109      6,920         579,040  SH         Defined    2, 3, 4          X
PG&E CORP                 COM              69331C108    227,788       8,202,675  SH         Defined    1, 2, 3          X
PG&E CORP                 COM              69331C108    122,655       4,416,825  SH         Defined    2, 3, 4          X
SAFEWAY INC               PUT              786514958      8,939         408,000      PUT    Defined    1, 2, 3          X
SAFEWAY INC               PUT              786514958      4,207         192,000      PUT    Defined    2, 3, 4          X
SBC COMMUNICATIONS INC    CALL             78387G903     17,524         680,000      CALL   Defined    1, 2, 3          X
SBC COMMUNICATIONS INC    CALL             78387G903      8,246         320,000      CALL   Defined    2, 3, 4          X
TENET HEALTHCARE CORP     PUT              88033G950      5,216         325,000      PUT    Defined    1, 2, 3          X
TENET HEALTHCARE CORP     PUT              88033G950      2,809         175,000      PUT    Defined    2, 3, 4          X
TEXAS GENCO HLDGS INC     COM              882443104      1,901          58,500  SH         Defined    1, 2, 3          X
TEXAS GENCO HLDGS INC     COM              882443104      1,024          31,500  SH         Defined    2, 3, 4          X
TRICO MARINE
SERVICES INC              COM              896106101      1,522         850,000  SH         Defined    1, 2, 3          X
TRICO MARINE
SERVICES INC              COM              896106101        716         400,000  SH         Defined    2, 3, 4          X
VERIZON COMMUNICATIONS    CALL             92343V904     23,854         680,000      CALL   Defined    1, 2, 3          X
VERIZON COMMUNICATIONS    CALL             92343V904     11,226         320,000      CALL   Defined    2, 3, 4          X
WHEELING PITTSBURGH CORP  COM NEW          963142302      1,128          46,240  SH         Defined    1, 2, 3          X
WHEELING PITTSBURGH CORP  COM NEW          963142302        531          21,760  SH         Defined    2, 3, 4          X
                                                        551,535
                                                        (x000s)

03853.0002 #487905